Consolidated Statements Of Stockholders' Equity (USD $) In Millions, except Share data in Thousands	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock
Balance at Dec. 31, 2010	$ 6,924	$ 32	$ 1,737	$ 5,529	$ 120	$ (494)
Balances, issued shares at Dec. 31, 2010		190,245
Net income	1,419			1,419
Other comprehensive income	183				183
Common stock repurchases	(541)					(541)
Dividends declared	(123)		0	(123)
Stock-based compensation	67		67
Restricted stock grants and restricted stock unit vesting	0	0
Restricted stock grants and restricted stock unit vesting, issued shares		11
Restricted stock forfeitures	0	0	0
Restricted stock forfeitures, issued shares		(105)
Stock option exercises	134	0	134
Stock option exercises, issued shares		3,079
Stock option and restricted stock tax benefit	0		0
Balance at Dec. 31, 2011	8,063	32	1,938	6,825	303	(1,035)
Balances, issued shares at Dec. 31, 2011		193,230
Net income	1,222			1,222
Other comprehensive income	83				83
Common stock repurchases	(518)					(518)
Dividends declared	(166)		0	(166)
Stock-based compensation	82		82
Restricted stock grants and restricted stock unit vesting	0	0
Restricted stock grants and restricted stock unit vesting, issued shares		15
Restricted stock forfeitures	0	0	0
Restricted stock forfeitures, issued shares		(1)
Stock option exercises	60	0	60
Stock option exercises, issued shares		1,227
Stock option and restricted stock tax benefit	21		21
Balance at Dec. 31, 2012	8,847	32	2,101	7,881	386	(1,553)
Balances, issued shares at Dec. 31, 2012		194,471
Net income	1,231			1,231
Other comprehensive income	(228)				(228)
Common stock repurchases	(531)					(531)
Dividends declared	(170)		0	(170)
Stock-based compensation	92		92
Restricted stock grants and restricted stock unit vesting	0	0
Restricted stock grants and restricted stock unit vesting, issued shares		563
Stock option exercises	67	1	66
Stock option exercises, issued shares	1,242	1,242
Stock option and restricted stock tax benefit	8		8
Balance at Dec. 31, 2013	$ 9,316	$ 33	$ 2,267	$ 8,942	$ 158	$ (2,084)
Balances, issued shares at Dec. 31, 2013		196,276